8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Paul W. Kuhn Chief Executive Officer, Director
Aggregate value of transaction - Short-term employee benefits	$ 150,000	$ 150,000	$ 163,766
Aggregate value of transaction - Post-employment benefits	0	0	0
Aggregate value of transaction - Other long-term benefits	0	0	0
Aggregate value of transaction - Termination benefits	0	0	0
Aggregate value of transaction - Other expenses	0	0	53,482
Aggregate value of transaction - Share-based payments	0	0	0
Aggregate value of transaction - Total	$ 150,000	$ 150,000	217,248
Paul L. Nelles (c) Director
Aggregate value of transaction - Short-term employee benefits			8,070
Aggregate value of transaction - Post-employment benefits			0
Aggregate value of transaction - Other long-term benefits			0
Aggregate value of transaction - Termination benefits			0
Aggregate value of transaction - Other expenses			0
Aggregate value of transaction - Share-based payments			0
Aggregate value of transaction - Total			8,070
Frank Hogel Director
Aggregate value of transaction - Short-term employee benefits			0
Aggregate value of transaction - Post-employment benefits			0
Aggregate value of transaction - Other long-term benefits			0
Aggregate value of transaction - Termination benefits			0
Aggregate value of transaction - Other expenses			0
Aggregate value of transaction - Share-based payments			5,530
Aggregate value of transaction - Total			$ 5,530